UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Retirement 2040 Fund

Investor Class (TRRDX)

This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Investor Class	$66	0.59%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,413	10,445	10,375
2016	10,421	10,693	10,393
2017	11,154	11,520	11,040
2017	11,740	11,769	11,427
2017	12,163	12,123	11,741
2017	12,805	13,074	12,450
2018	13,048	13,389	12,622
2018	13,048	13,542	12,704
2018	13,417	14,577	13,148
2018	12,731	13,797	12,464
2019	13,194	14,065	12,795
2019	13,091	13,880	12,634
2019	13,749	14,768	13,171
2019	14,475	15,934	13,996
2020	13,902	15,036	13,269
2020	13,908	15,471	13,239
2020	15,762	17,935	14,769
2020	16,851	18,966	15,664
2021	18,173	20,347	16,681
2021	19,519	22,264	17,966
2021	20,317	23,861	18,596
2021	19,889	23,961	18,312
2022	18,922	22,849	17,802
2022	17,636	21,444	16,876
2022	16,724	20,692	16,060
2022	17,317	21,373	16,566
2023	17,240	21,004	16,674
2023	17,648	21,880	16,980
2023	18,722	23,745	17,895
2023	18,892	24,067	18,061
2024	20,661	27,012	19,575
2024	21,429	27,916	20,185
2024	22,578	29,953	21,373
2024	23,304	32,367	21,946
2025	23,160	31,748	21,929
2025	23,409	31,578	22,379
2025	25,010	34,698	23,983
2025	26,200	36,765	25,096
2026	27,878	37,150	26,470
2026	28,966	40,876	27,843

202501-4140694, 202606-5569258

F143-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Retirement 2040 Fund (Investor Class)	23.74%	8.21%	11.22%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$27,399,796
  Number of Portfolio Holdings30
  Investment Advisory Fees Paid (000s)$130,033
  Portfolio Turnover Rate24.3%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	60.3%
International Equity Funds	25.4
Domestic Bond Funds	9.1
International Bond Funds	4.3
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Growth Stock Fund	14.7%
T. Rowe Price Value Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price Equity Index 500 Fund	7.9
T. Rowe Price International Value Equity Fund	7.2
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Stock Fund	5.8
T. Rowe Price New Income Fund	5.5
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Emerging Markets Discovery Stock Fund	3.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement 2040 Fund

Investor Class (TRRDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Retirement 2040 Fund

Advisor Class (PARDX)

This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Advisor Class	$94	0.84%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,408	10,445	10,375
2016	10,412	10,693	10,393
2017	11,132	11,520	11,040
2017	11,714	11,769	11,427
2017	12,130	12,123	11,741
2017	12,763	13,074	12,450
2018	12,998	13,389	12,622
2018	12,989	13,542	12,704
2018	13,345	14,577	13,148
2018	12,656	13,797	12,464
2019	13,107	14,065	12,795
2019	12,998	13,880	12,634
2019	13,642	14,768	13,171
2019	14,354	15,934	13,996
2020	13,777	15,036	13,269
2020	13,771	15,471	13,239
2020	15,604	17,935	14,769
2020	16,666	18,966	15,664
2021	17,965	20,347	16,681
2021	19,288	22,264	17,966
2021	20,061	23,861	18,596
2021	19,628	23,961	18,312
2022	18,661	22,849	17,802
2022	17,377	21,444	16,876
2022	16,467	20,692	16,060
2022	17,041	21,373	16,566
2023	16,961	21,004	16,674
2023	17,347	21,880	16,980
2023	18,396	23,745	17,895
2023	18,551	24,067	18,061
2024	20,271	27,012	19,575
2024	21,013	27,916	20,185
2024	22,127	29,953	21,373
2024	22,820	32,367	21,946
2025	22,664	31,748	21,929
2025	22,897	31,578	22,379
2025	24,442	34,698	23,983
2025	25,594	36,765	25,096
2026	27,216	37,150	26,470
2026	28,265	40,876	27,843

202501-4140694, 202606-5569258

F253-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Retirement 2040 Fund (Advisor Class)	23.44%	7.94%	10.95%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$27,399,796
  Number of Portfolio Holdings30
  Investment Advisory Fees Paid (000s)$130,033
  Portfolio Turnover Rate24.3%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	60.3%
International Equity Funds	25.4
Domestic Bond Funds	9.1
International Bond Funds	4.3
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Growth Stock Fund	14.7%
T. Rowe Price Value Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price Equity Index 500 Fund	7.9
T. Rowe Price International Value Equity Fund	7.2
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Stock Fund	5.8
T. Rowe Price New Income Fund	5.5
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Emerging Markets Discovery Stock Fund	3.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement 2040 Fund

Advisor Class (PARDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Retirement 2040 Fund

R Class (RRTDX)

This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - R Class	$122	1.09%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,402	10,445	10,375
2016	10,397	10,693	10,393
2017	11,116	11,520	11,040
2017	11,686	11,769	11,427
2017	12,091	12,123	11,741
2017	12,717	13,074	12,450
2018	12,939	13,389	12,622
2018	12,920	13,542	12,704
2018	13,272	14,577	13,148
2018	12,577	13,797	12,464
2019	13,020	14,065	12,795
2019	12,900	13,880	12,634
2019	13,534	14,768	13,171
2019	14,231	15,934	13,996
2020	13,650	15,036	13,269
2020	13,639	15,471	13,239
2020	15,435	17,935	14,769
2020	16,479	18,966	15,664
2021	17,752	20,347	16,681
2021	19,047	22,264	17,966
2021	19,796	23,861	18,596
2021	19,358	23,961	18,312
2022	18,395	22,849	17,802
2022	17,117	21,444	16,876
2022	16,217	20,692	16,060
2022	16,770	21,373	16,566
2023	16,673	21,004	16,674
2023	17,044	21,880	16,980
2023	18,067	23,745	17,895
2023	18,208	24,067	18,061
2024	19,878	27,012	19,575
2024	20,601	27,916	20,185
2024	21,679	29,953	21,373
2024	22,345	32,367	21,946
2025	22,174	31,748	21,929
2025	22,391	31,578	22,379
2025	23,885	34,698	23,983
2025	24,990	36,765	25,096
2026	26,563	37,150	26,470
2026	27,563	40,876	27,843

202501-4140694, 202606-5569258

F453-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Retirement 2040 Fund (R Class)	23.10%	7.67%	10.67%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$27,399,796
  Number of Portfolio Holdings30
  Investment Advisory Fees Paid (000s)$130,033
  Portfolio Turnover Rate24.3%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	60.3%
International Equity Funds	25.4
Domestic Bond Funds	9.1
International Bond Funds	4.3
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Growth Stock Fund	14.7%
T. Rowe Price Value Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price Equity Index 500 Fund	7.9
T. Rowe Price International Value Equity Fund	7.2
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Stock Fund	5.8
T. Rowe Price New Income Fund	5.5
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Emerging Markets Discovery Stock Fund	3.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement 2040 Fund

R Class (RRTDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Retirement 2040 Fund

I Class (TRHDX)

This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - I Class	$47	0.42%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	519,245	520,373	519,476
2/29/24	568,406	584,038	563,025
5/31/24	589,926	603,581	580,565
8/31/24	621,910	647,631	614,736
11/30/24	642,048	699,825	631,205
2/28/25	638,322	686,440	630,728
5/31/25	645,405	682,760	643,669
8/31/25	689,930	750,215	689,792
11/30/25	723,121	794,917	721,798
2/28/26	769,677	803,247	761,323
5/31/26	800,159	883,801	800,817

202501-4140694, 202606-5569258

F1569-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2040 Fund (I Class)	23.98%	20.28%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	20.32

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$27,399,796
  Number of Portfolio Holdings30
  Investment Advisory Fees Paid (000s)$130,033
  Portfolio Turnover Rate24.3%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	60.3%
International Equity Funds	25.4
Domestic Bond Funds	9.1
International Bond Funds	4.3
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Growth Stock Fund	14.7%
T. Rowe Price Value Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price Equity Index 500 Fund	7.9
T. Rowe Price International Value Equity Fund	7.2
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Stock Fund	5.8
T. Rowe Price New Income Fund	5.5
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Emerging Markets Discovery Stock Fund	3.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement 2040 Fund

I Class (TRHDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1.  (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$14,964	$17,174
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRRDX Retirement 2040 Fund
PARDX Retirement 2040 Fund–
.
Advisor Class
RRTDX Retirement 2040 Fund–
.
R Class
TRHDX Retirement 2040 Fund–
.
I Class

T. ROWE PRICE Retirement 2040 Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 31 .88 $ 29 .84 $ 25 .96 $ 28 .24 $ 33 .78
Investment activities
Net investment income
(1)(2)
0 .55 0 .44 0 .39 0 .35 0 .26
Net realized and unrealized
gain/loss 6 .87 2 .29 5 .03 ( 0 .46 ) ( 3 .21 )
Total from investment
activities 7 .42 2 .73 5 .42 ( 0 .11 ) ( 2 .95 )
Distributions
Net investment income ( 0 .55 ) ( 0 .47 ) ( 0 .41 ) ( 0 .37 ) ( 0 .24 )
Net realized gain ( 0 .96 ) ( 0 .22 ) ( 1 .13 ) ( 1 .80 ) ( 2 .35 )
Total distributions ( 1 .51 ) ( 0 .69 ) ( 1 .54 ) ( 2 .17 ) ( 2 .59 )
NET ASSET VALUE
End of period $ 37 .79 $ 31 .88 $ 29 .84 $ 25 .96 $ 28 .24

T. ROWE PRICE Retirement 2040 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)(4)
23 .74% 9 .24% 21 .43% 0 .07% ( 9 .65 ) %
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0 .59% 0 .60% 0 .60% 0 .60% 0 .61%
Net expenses after payments
by Price Associates
(4)
0 .59% 0 .60% 0 .60% 0 .60% 0 .61%
Net investment income
(4)
1 .58% 1 .42% 1 .41% 1 .33% 0 .79%
Portfolio turnover rate
(4)
24 .3% 14 .9% 26 .7% 23 .9% 28 .5%
Net assets, end of period (in
millions) $9,005 $8,726 $9,026 $9,432 $10,408
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Retirement 2040 Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 31 .42 $ 29 .43 $ 25 .63 $ 27 .89 $ 33 .40
Investment activities
Net investment income
(1)(2)
0 .47 0 .36 0 .31 0 .28 0 .18
Net realized and unrealized
gain/loss 6 .75 2 .26 4 .98 ( 0 .45 ) ( 3 .18 )
Total from investment
activities 7 .22 2 .62 5 .29 ( 0 .17 ) ( 3 .00 )
Distributions
Net investment income ( 0 .47 ) ( 0 .41 ) ( 0 .36 ) ( 0 .29 ) ( 0 .16 )
Net realized gain ( 0 .96 ) ( 0 .22 ) ( 1 .13 ) ( 1 .80 ) ( 2 .35 )
Total distributions ( 1 .43 ) ( 0 .63 ) ( 1 .49 ) ( 2 .09 ) ( 2 .51 )
NET ASSET VALUE
End of period $ 37 .21 $ 31 .42 $ 29 .43 $ 25 .63 $ 27 .89

T. ROWE PRICE Retirement 2040 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)(4)
23 .44% 8 .97% 21 .14% ( 0 .18 ) % ( 9 .91 ) %
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0 .84% 0 .85% 0 .85% 0 .85% 0 .86%
Net expenses after payments
by Price Associates
(4)
0 .84% 0 .85% 0 .85% 0 .85% 0 .86%
Net investment income
(4)
1 .38% 1 .17% 1 .13% 1 .07% 0 .56%
Portfolio turnover rate
(4)
24 .3% 14 .9% 26 .7% 23 .9% 28 .5%
Net assets, end of period (in
millions) $1,411 $1,376 $1,396 $1,235 $1,456
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Retirement 2040 Fund
Financial Highlights

For a share outstanding throughout each period
R Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 31 .01 $ 29 .06 $ 25 .32 $ 27 .59 $ 33 .08
Investment activities
Net investment income
(1)(2)
0 .38 0 .28 0 .24 0 .22 0 .10
Net realized and unrealized
gain/loss 6 .65 2 .23 4 .92 ( 0 .45 ) ( 3 .15 )
Total from investment
activities 7 .03 2 .51 5 .16 ( 0 .23 ) ( 3 .05 )
Distributions
Net investment income ( 0 .40 ) ( 0 .34 ) ( 0 .29 ) ( 0 .24 ) ( 0 .09 )
Net realized gain ( 0 .96 ) ( 0 .22 ) ( 1 .13 ) ( 1 .80 ) ( 2 .35 )
Total distributions ( 1 .36 ) ( 0 .56 ) ( 1 .42 ) ( 2 .04 ) ( 2 .44 )
NET ASSET VALUE
End of period $ 36 .68 $ 31 .01 $ 29 .06 $ 25 .32 $ 27 .59

T. ROWE PRICE Retirement 2040 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)(4)
23 .10% 8 .69% 20 .87% ( 0 .43 ) % ( 10 .13 ) %
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
1 .09% 1 .10% 1 .10% 1 .10% 1 .11%
Net expenses after payments
by Price Associates
(4)
1 .09% 1 .10% 1 .10% 1 .10% 1 .11%
Net investment income
(4)
1 .11% 0 .92% 0 .89% 0 .84% 0 .31%
Portfolio turnover rate
(4)
24 .3% 14 .9% 26 .7% 23 .9% 28 .5%
Net assets, end of period (in
millions) $1,407 $1,272 $1,304 $1,171 $1,250
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Retirement 2040 Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
11/13/23
(1)
Through
5/31/24 5/31/26 5/31/25
NET ASSET VALUE
Beginning of period $ 31 .89 $ 29 .88 $ 26 .76
Investment activities
Net investment income
(2)(3)
0 .62 0 .49 0 .03
Net realized and unrealized gain/loss 6 .87 2 .29 4 .64
Total from investment activities 7 .49 2 .78 4 .67
Distributions
Net investment income ( 0 .62 ) ( 0 .55 ) ( 0 .42 )
Net realized gain ( 0 .96 ) ( 0 .22 ) ( 1 .13 )
Total distributions ( 1 .58 ) ( 0 .77 ) ( 1 .55 )
NET ASSET VALUE
End of period $ 37 .80 $ 31 .89 $ 29 .88
Ratios/Supplemental Data
Total return
(3)(4)(5)
23 .98% 9 .40% 17 .99%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0 .42% 0 .43% 0 .43%
(6)
Net expenses after payments by Price Associates
(5)
0 .42% 0 .43% 0 .43%
(6)
Net investment income
(5)
1 .79% 1 .58% 0 .19%
(6)
Portfolio turnover rate
(5)
24 .3% 14 .9% 26 .7%
Net assets, end of period (in millions) $15,577 $13,515 $12,578
0% 0% 0%

T. ROWE PRICE Retirement 2040 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2040 Fund
May 31, 2026

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
5/31/26
(Cost and value in $000s)
BOND FUNDS 13 .4%
T. Rowe Price Funds:
New Income Fund  1,027,444 606,375 127,273 190,235,815 1,506,668
International Bond Fund (USD
Hedged)  423,749 225,505 52,613 69,928,535 595,791
U.S. Treasury Long-Term Index
Fund  435,948 208,704 80,254 81,376,842 572,079
Dynamic Global Bond Fund  236,875 158,854 34,114 47,684,377 363,355
Emerging Markets Bond Fund  137,982 104,923 21,716 23,634,773 234,220
Limited Duration Inflation Focused
Bond Fund  117,129 91,306 18,869 40,156,495 189,539
High Yield Fund  133,079 48,814 20,876 27,267,614 162,242
Floating Rate Fund  37,957 17,462 6,151 5,345,631 48,806
Total Bond Funds (Cost $ 3,875,767 ) 3,672,700
EQUITY FUNDS 85 .7%
T. Rowe Price Funds:
Growth Stock Fund  3,311,630 815,006 355,341 34,124,374 4,024,629
Value Fund  3,464,256 326,081 363,249 72,715,504 3,902,641
U.S. Large-Cap Core Fund  2,352,539 231,289 577,672 46,330,644 2,183,100
Equity Index 500 Fund  2,275,109 83,749 372,870 11,037,092 2,174,528
International Value Equity Fund  1,969,326 87,006 408,274 74,623,768 1,967,829
Overseas Stock Fund  1,823,859 61,080 354,846 101,341,639 1,804,895
International Stock Fund  1,530,316 214,524 216,831 69,648,938 1,590,085
Real Assets Fund  1,430,796 80,112 437,808 71,086,749 1,430,976
Emerging Markets Discovery Stock
Fund  660,000 41,092 178,369 35,525,474 807,849
Mid-Cap Value Fund  734,814 44,518 125,566 21,250,755 787,766
Emerging Markets Stock Fund  568,118 16,935 111,574 13,685,331 774,316
Mid-Cap Growth Fund  783,819 52,480 163,505 6,860,699 692,793
New Horizons Fund (2) 306,320 146,151 51,001 7,497,417 463,115
Small-Cap Value Fund  448,044 48,283 122,220 7,507,863 450,172
Small-Cap Stock Fund  395,782 31,669 56,981 6,708,770 431,307
Total Equity Funds (Cost $ 13,501,531 ) 23,486,001
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  3,284 664,671 664,811 31,959 3,118
Total Other Mutual Funds (Cost $ 3,110 ) 3,118
SHORT-TERM INVESTMENTS 0 .9%
Money Market Funds  0.8%
T. Rowe Price U.S. Treasury
Money Fund, 3.70% (3) 258,004 1,957,169 1,994,905 220,267,601 220,268

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
5/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.634%,
8/6/26 (4) 30,000,000 29,801
Total Short-Term Investments (Cost $ 250,070 ) 250,069
Total Investments in Securities
100.0% of Net Assets (Cost $17,630,478) $ 27,411,888
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 760 MSCI EAFE Index contracts 6/26 (118,229) $ (7,397)
Short, 275 Russell 2000 E-Mini Index contracts 6/26 (40,209) (5,340)
Long, 395 S&P 500 E-Mini Index contracts 6/26 150,016 13,613
Long, 67 U.S. Treasury Notes five year contracts 9/26 7,183 36
Net payments (receipts) of variation margin to date (449)
Variation margin receivable (payable) on open futures contracts $ 463

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (2,970) $ 1,740 $ 13,955
Emerging Markets Bond Fund  (860) 13,031 11,005
Emerging Markets Discovery Stock Fund  36,887 285,126 37,793
Emerging Markets Stock Fund  10,583 300,837 12,788
Equity Index 500 Fund  377,413 188,540 27,686
Floating Rate Fund  14 (462) 3,051
Growth Stock Fund  557,166 253,334 3,903
High Yield Fund  (694) 1,225 10,627
International Bond Fund (USD Hedged)  (1,317) (850) 19,180
International Stock Fund  136,069 62,076 45,987
International Value Equity Fund  196,352 319,771 68,861
Limited Duration Inflation Focused Bond Fund  3 (27) 5,931
Mid-Cap Growth Fund  48,007 19,999 5,299
Mid-Cap Value Fund  37,655 134,000 14,744
New Horizons Fund  38,416 61,645 —
New Income Fund  (2,177) 122 60,115
Overseas Stock Fund  118,646 274,802 53,156
Real Assets Fund  93,194 357,876 57,483
Small-Cap Stock Fund  34,083 60,837 2,997
Small-Cap Value Fund  50,062 76,065 6,515
Transition Fund  (1,855) (26) 465
U.S. Large-Cap Core Fund  246,934 176,944 24,304
U.S. Treasury Long-Term Index Fund  (11,109) 7,681 20,213
Value Fund  189,484 475,553 56,930
U.S. Treasury Money Fund, 3.70% — — 10,927
Totals $ 2,149,986 # $ 3,069,839 $ 573,915 +

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $1,007,665 of the net realized gain (loss).
+ Investment income comprised $573,915 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2040 Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $17,630,478) $ 27,411,888
Receivable for shares sold 18,646
Receivable for investment securities sold 7,816
Variation margin receivable on futures contracts 463
Total assets 27,438,813
Liabilities
Payable for shares redeemed 26,457
Investment management and administrative fees payable 11,642
Other liabilities 918
Total liabilities 39,017
NET ASSETS $ 27,399,796
Net Assets Consist of:
Total distributable earnings (loss) $ 10,876,275
Paid-in capital applicable to 726,677,279 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 16,523,521
NET ASSETS $ 27,399,796
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,004,759; Shares outstanding:
238,275,336) $ 37.79
Advisor Class
(Net assets: $1,410,780; Shares outstanding: 37,918,763) $ 37.21
R Class
(Net assets: $1,407,247; Shares outstanding: 38,363,306) $ 36.68
I Class
(Net assets: $15,577,010; Shares outstanding:
412,119,874) $ 37.80

T. ROWE PRICE Retirement 2040 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 573,915
Interest 1,560
Total income 575,475
Expenses
Investment management and administrative expense 130,033
Rule 12b-1 fees
Advisor Class $ 3,523
R Class 6,670 10,193
Miscellaneous 1
Total expenses 140,227
Net investment income 435,248
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 1,142,321
Futures (72,672)
Capital gain distributions from underlying Price Funds 1,007,665
Net realized gain 2,077,314
Change in net unrealized gain / loss
Underlying Price Funds 3,069,839
Securities (4)
Futures 16,104
Change in net unrealized gain / loss 3,085,939
Net realized and unrealized gain / loss 5,163,253
INCREASE IN NET ASSETS FROM OPERATIONS $ 5,598,501

T. ROWE PRICE Retirement 2040 Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 435,248 $ 361,952
Net realized gain 2,077,314 1,216,976
Change in net unrealized gain / loss 3,085,939 615,531
Increase in net assets from operations 5,598,501 2,194,459
Distributions to shareholders
Net earnings
Investor Class (367,447) (195,376)
Advisor Class (58,003) (28,436)
R Class (52,368) (23,753)
I Class (644,780) (320,193)
Decrease in net assets from distributions (1,122,598) (567,758)
Capital share transactions
*
Shares sold
Investor Class 1,009,166 1,064,304
Advisor Class 166,861 181,457
R Class 127,280 117,261
I Class 2,279,845 2,180,634
Distributions reinvested
Investor Class 362,280 192,767
Advisor Class 57,525 28,135
R Class 52,367 23,753
I Class 637,122 316,639
Shares redeemed
Investor Class (2,628,009) (2,149,095)
Advisor Class (425,648) (321,293)
R Class (271,012) (258,152)
I Class (3,333,324) (2,417,833)
Decrease in net assets from capital share
transactions (1,965,547) (1,041,423)

T. ROWE PRICE Retirement 2040 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase during period 2,510,356 585,278
Beginning of period 24,889,440 24,304,162
End of period $ 27,399,796 $ 24,889,440
*Share information (000s)
Shares sold
Investor Class 29,046 34,269
Advisor Class 4,861 5,931
R Class 3,780 3,884
I Class 65,424 70,300
Distributions reinvested
Investor Class 10,577 6,281
Advisor Class 1,705 929
R Class 1,571 794
I Class 18,613 10,321
Shares redeemed
Investor Class (75,052) (69,291)
Advisor Class (12,443) (10,494)
R Class (8,034) (8,528)
I Class (95,645) (77,830)
Decrease in shares outstanding (55,597) (33,434)

T. ROWE PRICE Retirement 2040 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
2040 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying
Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has four classes of shares: the Retirement 2040 Fund
(Investor Class), Retirement 2040 Fund–Advisor Class (Advisor Class),
Retirement 2040 Fund–R Class (R Class) and Retirement 2040 Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price

T. ROWE PRICE Retirement 2040 Fund

Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.  Premiums and discounts on debt securities are amortized for financial reporting purposes.  Dividends received from underlying
Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year  ended May 31, 2026 , the fund realized $285,912,000 of net gain on
$644,764,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Retirement 2040 Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing NAV per share on the day of valuation.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Retirement 2040 Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Retirement 2040 Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 3,672,700 $ — $ — $ 3,672,700
Equity Funds 23,486,001 — — 23,486,001
Other Mutual Funds 3,118 — — 3,118
Short-Term Investments 220,268 29,801 — 250,069
Total Securities 27,382,087 29,801 — 27,411,888
Futures Contracts* 13,649 — — 13,649
Total $ 27,395,736 $ 29,801 $ — $ 27,425,537
Liabilities
Futures Contracts* $ 12,737 $ — $ — $ 12,737
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2040 Fund

Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 36
Equity derivatives Futures 13,613
*
Total $ 13,649
*
Liabilities
Equity derivatives Futures $ 12,737
Total $ 12,737
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (1,466)
Equity derivatives (71,206)
Total $ (72,672)

T. ROWE PRICE Retirement 2040 Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/
or centrally cleared derivative contracts, such as futures and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.  As of May 31, 2026, securities valued at $11,614,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to  interest rate risk and equity price risk  in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks . The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 36
Equity derivatives 16,068
Total $ 16,104

T. ROWE PRICE Retirement 2040 Fund

financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year  ended May 31,
2026 , the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $6,363,758,000 and $7,411,777,000, respectively for the year ended May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Retirement 2040 Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of distributions from the underlying
Price Funds.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 420,525 $ 396,178
Long-term capital gain 702,073 171,580
Total distributions $ 1,122,598 $ 567,758
($000s)
Cost of investments $ 17,854,279
Unrealized appreciation $ 9,999,840
Unrealized depreciation (442,231)
Net unrealized appreciation (depreciation) $ 9,557,609

T. ROWE PRICE Retirement 2040 Fund

At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class, Advisor Class, and R Class and 0.46% to 0.34% for the
I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage;
nonrecurring, extraordinary expenses; acquired fund fees and expenses; and
any 12b-1 fees applicable to a class. Differences in the annual all-inclusive fees
($000s)
Undistributed ordinary income $ 27,273
Undistributed long-term capital gain 1,361,504
Net unrealized appreciation (depreciation) 9,557,609
Loss carryforwards and deferrals (70,111)
Total distributable earnings (loss) $ 10,876,275

T. ROWE PRICE Retirement 2040 Fund

between certain classes relate to differences in expected shareholder servicing expenses. At May 31, 2026, the effective annual all-inclusive fee rate was
0.59% for the Investor Class, Advisor Class, and R Class and 0.42% for the
I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
May 31, 2026 , the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes

T. ROWE PRICE Retirement 2040 Fund

investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Retirement 2040 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Retirement 2040 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Retirement 2040 Fund (one of the
funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31,
2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Retirement 2040 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Retirement 2040 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,053,250,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $324,626,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $149,782,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $136,276,000 and foreign taxes paid of $10,578,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $12,728,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Retirement 2040 Fund

Approvals of Investment Management Agreements
Each year, Board of Directors (Board) of the T. Rowe Price Retirement Funds
considers the continuation of the investment management agreement (Advisory
Contract) between each T. Rowe Price Retirement Fund and its investment adviser,
T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on
March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the funds’ Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the
Adviser and the approval of the Advisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.

T. ROWE PRICE Retirement 2040 Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2025, which ranked the returns of each fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding each fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to each fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing each fund in particular (except for the Retirement 2070 Fund), and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund. While the Board did not
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2040 Fund

review information regarding profits realized from managing the Retirement 2070
Fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale potentially realized by the Adviser. Under each fund’s Advisory Contract, the fund pays the
Adviser an all-inclusive fee, which is based on the fund’s average daily net assets.
The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. In accordance with a predetermined contractual fee schedule, the all-inclusive fee rate for the T. Rowe Price Retirement Funds (other than the
T. Rowe Price Retirement Balanced Fund) generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date.
The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-
inclusive fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the funds share in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the funds provides for a reasonable sharing of benefits from potential economies of scale with the funds and their investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding each fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2040 Fund

management fees, and total expenses of each fund’s Investor Class and I Class with a group of competitor funds selected by Broadridge (Expense Group); and
(ii) actual management fees and total expenses of each fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and generally ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were certain funds that did not have a sufficient number of funds in their peer group to rank in quintiles. The information provided to the Board indicated that the contractual management fee, actual management fee rate, and total expenses for each fund’s Investor Class ranked as follows:
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement 2005 Fund Third out of three
funds (Expense
Group)
Third out of three
funds (Expense
Group) and fifth
quintile (Expense
Universe)
Third out of four funds
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2010 Fund Third out of three
funds (Expense
Group)
Third out of three
funds (Expense
Group) and fifth
quintile (Expense
Universe)
Third out of four funds
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2015 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and third
quintile (Expense
Universe)
Retirement 2020 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2040 Fund

Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement 2025 Fund Second out of four
funds (Expense
Group)
Second out of four
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2030 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2035 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
fifth quintile (Expense
Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2040 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
fifth quintile (Expense
Universe)
Second quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2045 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group) and
fifth quintile (Expense
Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2050 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group) and
fifth quintile (Expense
Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2055 Fund Third quintile
(Expense Group)
Fourth quintile
(Expense Group) and
fifth quintile (Expense
Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2060 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group) and
fifth quintile (Expense
Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2065 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Retirement 2070 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2040 Fund

The information provided to the Board indicated that the contractual management fee, actual management fee rate, and total expenses for each fund’s I Class ranked as follows:
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement Balanced
Fund
Third quintile
(Expense Group)
Fourth quintile
(Expense Group) and
fifth quintile (Expense
Universe)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement 2005 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
First out of four funds
(Expense Group) and
first quintile (Expense
Universe)
Retirement 2010 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
First out of four funds
(Expense Group) and
first quintile (Expense
Universe)
Retirement 2015 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and second
quintile (Expense
Universe)
First out of four funds
(Expense Group) and
first quintile (Expense
Universe)
Retirement 2020 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and second
quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement 2025 Fund Second out of four
funds (Expense
Group)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2040 Fund

Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement 2030 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement 2035 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement 2040 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement 2045 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement 2050 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement 2055 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement 2060 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement 2065 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement 2070 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Balanced
Fund
Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement 2040 Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contracts
As noted, the Board approved the continuation of each Retirement Fund’s Advisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contracts (including the fees to be charged for services thereunder).
Approvals of Investment Management Agreements
(CONTINUED)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F143-050 7/26

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026